Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds received	$ 5,836,230			$ 5,836,230
Proceeds from exercise of warrants				2,942,970		$ 2,942,970
Percentage of inventory						100.00%	100.00%
Property plant and equipment useful life						10 years
Goodwill		$ 5,810,640	$ 5,810,640			$ 3,629,813		$ 1,719,235
Impairment charge						2,180,836
Goodwill amounted						5,349,039	$ 7,529,875
Common stock equivalents outstanding						$ 1,288,432	141,830
Cash and cash equivalents				4,010,644
Working capital				3,918,885
Operating loss				689,989
Cash flow from operations				$ 744,257
Inventory raw materials percentage				100.00%		100.00%
Estimated useful lives				10 years
Goodwill amounted				$ 5,349,039		$ 5,349,039	$ 7,529,875
Potential shares of common stock (in Shares)				1,394,034	141,830
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful life						3 years
Property plant and equipment useful life				3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful life						20 years
Property plant and equipment useful life				20 years
One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues percentage						19.00%	62.00%
Concentration risk percentage						58.00%	67.00%
Two customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues percentage						17.00%
Concentration risk percentage						21.00%	13.00%
Three customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues percentage						13.00%
Concentration risk percentage						17.00%